Future Minimum Lease payments for Long-term Non-cancelable Lease agreements (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 163
2017	115
2018	83
2019	28
2020	0
Thereafter	0
Operating Leases, Future Minimum Payments Due, Total	$ 389